Income Tax	12 Months Ended
Dec. 31, 2017
Disclosure of Income Tax [Abstract]
Disclosure of income tax [text block]
(21)	Income Tax

Under the tax legislation in Mexico and the United States of America in effect through December 31, 2017, entities are subject to pay Income Tax (ISR, by its Spanish acronym).

a)	ISR

The Company and each of its subsidiaries file separate income tax returns (including its foreign subsidiary, which files income tax returns in the United States of America, based on its fiscal year ending in April of every year). For the years ended December 31, 2017, 2016 and 2015, the applicable rate under the general tax regime in Mexico is 30%; this rate will be applicable in future years as well. The applicable rate for the Company’s US subsidiary is 38.79% (includes state and federal taxes). On December 22, 2017, the United States government enacted new tax legislation referred to as the Tax Cuts and Jobs Act (the Act). The Act significantly changes U.S. tax law with the most significant change being the reduction of the federal income tax rate for corporations from 35% to 21%, effective beginning January 1, 2018.

As of December 31, 2017, 2016 and 2015, BSACV, the Company’s primary operating subsidiary is subject to the agriculture, cattle-raising, forestry and fishing regime of the ISR law, which is applicable to entities exclusively dedicated to such activities. The ISR Law establishes that such activities are exclusive when no more than 10% of an entity’s total revenues are generated from something other than those activities or from industrialized products.

b)	Tax charged to profit and loss

For the years ended December 31, 2017, 2016 and 2015, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2017	2016	2015
Operation in Mexico:
Current ISR	1,512,721	1,215,171	1,291,536
Deferred ISR	(157,646)	264,086	146,595
	1,355,075	1,479,257	1,438,131
Foreign operation:
Current ISR	198,813	45,358	196,954
Deferred ISR	(469,444)	118,818	45,475
Total ISR expense	$1,084,444	1,643,433	1,680,560

Total income tax expense

The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2017, 2016 and 2015 due to the items listed below:

	December 31,
	2017		2016		2015
	ISR	Percentage	ISR	Percentage	ISR	Percentage

Expected expense	$1,811,667	30%	$1,678,379	30%	$1,650,025	30%
Increase (decrease) resulting from:
Net effects of inflation	(329,516)	(5)%	(144,611)	(2)%	(87,322)	(2)%
(Non-taxable income) Non-deductible expenses	88,330	1%	14,550	0%	(4,882)	(0)%
Effect of rate difference of foreign subsidiary	702	0%	21,979	0%	57,103	1%
Effect from non-deductible employee benefits	83,953	1%	71,868	1%	74,173	1%
Effect of change of income tax rate in the United States of America	(443,104)	(7)%	-	-	-	-
Cancellation of loss by acquisition	(129,036)	(2)%
Other	1,448	0%	1,268	0%	(8,537)	0%
Income tax expense	$1,084,444	18%	$1,643,433	29%	$1,680,560	30%

c)	Deferred income tax

The Company and each one of its subsidiaries determine the deferred taxes that are reflected at a consolidated level on stand-alone basis. BSACV, the main operating subsidiary of the Company, is subject to tax payment under the agriculture, cattle-raising, forestry and fishing regime, in which the tax base for ISR is determined on collected revenues minus paid deductions.

The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as at December 31, 2017, 2016 and 2015 are detailed below:

	December 31,
	2017	2016	2015
Deferred tax assets
Accounts payable	$16,404	831	764
Employee benefits	45,519	42,221	32,572
PTU payable	12,917	12,700	9,516
Accounts receivable	-	-	404
Tax loss carryforwards	-	2,760	10,236
Property, plant and equipment	-	-	490
Other provisions	7,025	1,754	239
Total deferred tax assets	81,865	60,266	54,221

Deferred tax liabilities
Property, plant and equipment	59	82	-
Prepaid expenses	1,136	52	94
Total deferred tax liabilities	1,195	134	94
Net deferred tax assets	80,670	60,132	54,127

	December 31,
	2017	2016	2015
Deferred tax assets
Accounts payable	$1,170,771	964,676	1,093,145
Tax loss carryforwards	22,013	676	1,081
Goodwill	7,562	19,846	22,326
Other provisions	54,020	24,049	6,606
Derivative financial instruments	-	-	859
Total deferred tax assets	1,254,366	1,009,247	1,124,017

Deferred tax liabilities
Inventories	1,601,498	1,612,890	1,400,793
Accounts receivable	421,191	438,146	382,585
Property, plant and equipment	2,428,358	2,566,002	2,356,509
Prepaid expenses	392,800	302,958	353,166
Derivative financial instruments	253,898	1,826	-
Total deferred tax liabilities	5,097,745	4,921,822	4,493,053
Net deferred tax liability	$3,843,379	3,912,575	3,369,036

d)	Unrecognized deferred tax assets

Deferred tax assets that have not been recognized in the Company’s consolidated financial statements are as follows:

	December 31,
	2017	2016	2015
Recoverable tax on assets	-	-	1,774
Total	$-	-	1,774

e)	Unrecognized deferred tax liabilities

Deferred taxes related to investments in subsidiaries have not been recognized as the Company is able to control the moment of the reversal of the temporary difference, and the reversal is not expected to take place in the foreseeable future. Deferred income tax on investments in subsidiaries not recognized as of December 31, 2017 and 2016 amounts to $2,587,954 and $1,962,545, respectively. The Company's policy has been to distribute accounting profits when the respective taxes have been paid and in the case of foreign profits, such tax may be duly credited in Mexico.

f)	Movement in temporary differences during the fiscal year

	January 1, 2017	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2017
Accounts payable	$(965,507)	(223,640)	1,972	(1,187,175)
Employee benefits	(42,221)	1,915	(5,213)	(45,519)
PTU payable	(12,700)	(217)	-	(12,917)
Tax loss carryforwards	(3,436)	(18,577)	-	(22,013)
Other provisions	(25,803)	(35,577)	335	(61,045)
Goodwill	(19,846)	10,895	1,389	(7,562)
Intangible assets	-	-	253,898	253,898
Inventories	1,612,890	(82,523)	71,131	1,601,498
Accounts receivable	438,146	(16,955)	-	421,191
Property, plant and equipment	2,566,084	(351,511)	213,844	2,428,417
Prepaid expenses	303,010	90,926	-	393,936
Derivative financial instruments	1,826	(1,826)	-	-
Net deferred tax liability	$3,852,443	(627,090)	537,356	3,762,709

	January 1, 2016	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2016
Accounts payable	$(1,093,909)	134,658	(6,256)	(965,507)
Employee benefits	(32,572)	(14,115)	4,466	(42,221)
PTU payable	(9,516)	(3,184)	-	(12,700)
Tax loss carryforwards	(11,317)	7,881	-	(3,436)
Other provisions	(6,846)	(18,200)	(757)	(25,803)
Goodwill	(22,326)	6,272	(3,792)	(19,846)
Inventories	1,400,793	167,441	44,656	1,612,890
Accounts receivable	382,182	55,964	-	438,146
Property, plant and equipment	2,356,019	93,752	116,313	2,566,084
Prepaid expenses	353,260	(50,250)	-	303,010
Derivative financial instruments	(859)	2,685	-	1,826
Net deferred tax liability	$3,314,909	382,904	154,630	3,852,443

	January 1, 2015	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2015
Accounts payable	$(1,125,260)	35,489	(4,138)	(1,093,909)
Employee benefits	(21,515)	(3,274)	(7,783)	(32,572)
PTU payable	(6,800)	(2,716)	-	(9,516)
Tax loss carryforwards	(25,455)	14,389	(251)	(11,317)
Other provisions	(16,101)	9,379	(124)	(6,846)
Goodwill	-	(20,588)	(1,738)	(22,326)
Inventories	1,188,259	187,852	24,682	1,400,793
Accounts receivable	410,870	(28,688)	-	382,182
Property, plant and equipment	2,365,620	(88,973)	79,372	2,356,019
Prepaid expenses	257,329	95,931	-	353,260
Derivative financial instruments	5,872	(6,731)	-	(859)
Net deferred tax liability	$3,032,819	192,070	90,020	3,314,909

g)	Tax on assets and tax loss carryforwards

As at December 31, 2017, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2017
Year	Tax loss carryforwards	Year of expiration / maturity
2017	$73,538	2027